Retirement and Post-Retirement Benefit Plans	12 Months Ended
Oct. 31, 2015
Retirement and Post-Retirement Benefit Plans
Retirement and Post-Retirement Benefit Plans

Note 5: Retirement and Post-Retirement Benefit Plans

Separation related activities

In advance of the Separation, HP underwent a plan-by-plan analysis in which it was determined whether each plan would be assigned to HP or Hewlett Packard Enterprise. While some pension plans transitioned in their entirety to Hewlett Packard Enterprise or remain in their entirety with HP, other plans were split into two identical plans resulting in both companies splitting the plan’s assets and liabilities. For fiscal 2014, the funded status and assets and liabilities related to plans not specifically attributed to any business and managed centrally at a corporate level are reported in continuing operations. In the fourth quarter of fiscal 2015, the plans were legally separated and the amounts attributable to Hewlett Packard Enterprise were transferred and reported as discontinued operations in fiscal 2015.

As a result of these plan separations, HP retains defined benefit plan assets of $11,930 million, of which $11,077 million pertain to the U.S. plans. These defined benefit plans have a projected benefit obligation at October 31, 2015 of $13,791 million, of which $12,709 million pertain to the U.S. plans. The net funded status of these plans represent a net obligation which is recognized on HP’s Consolidated Balance Sheets for approximately $1,861 million, of which $1,632 million pertains to the U.S. plans.

In addition, HP retains post-retirement benefit plan assets of approximately $434 million. The projected benefit obligation for these post-retirement benefit plans as of October 31, 2015 was $597 million. The net funded status of these plans represents a net obligation which is recognized on HP’s Consolidated Balance Sheets for $163 million.

The Hewlett-Packard Company 401(k) Plan, now known as the HP Inc. 401(k) Plan, will remain with HP. A new 401(k) Plan was created for the employees of Hewlett Packard Enterprise. Balances for Hewlett Packard Enterprise employees were transferred to the new plan post-Separation.

Defined Benefit Plans

HP sponsors a number of defined benefit pension plans worldwide. The most significant defined benefit plans, mainly including the HP Inc. Pension Plan (“Pension Plan”) are in the U.S.

HP reduces the benefit payable to certain U.S. employees under the Pension Plan for service before 1993, if any, by any amounts due to the employee under HP’s frozen defined contribution Deferred Profit-Sharing Plan (“DPSP”). At October 31, 2015 and 2014, the fair value of plan assets of the DPSP was $742 million and $828 million, respectively. The DPSP plan obligations are equal to the plan assets and are recognized as an offset to the Pension Plan when HP calculates its defined benefit pension cost and obligations. The Pension Plan and the DPSP Plan both remain entirely with HP post-Separation.

Post-Retirement Benefit Plans

HP sponsors retiree health and welfare benefit plans, of which the most significant are in the U.S. Under the HP Inc. Retiree Welfare Benefits Plan, certain pre-2003 retirees and grandfathered participants with continuous service to HP since 2002 are eligible to receive partially-subsidized medical coverage based on years of service at retirement. HP’s share of the premium cost is capped for all subsidized medical coverage provided under the HP Retiree Welfare Benefits Plan. HP currently leverages the employer group waiver plan process to provide HP Retiree Welfare Benefits Plan post-65 prescription drug coverage under Medicare Part D, thereby giving HP access to federal subsidies to help pay for retiree benefits.

Certain employees not grandfathered under the above programs, as well as employees hired after 2002 but before August 2008, are eligible for credits under the HP Inc. Retirement Medical Savings Account Plan (“RMSA”) upon attaining age 45. Credits offered after September 2008 are provided in the form of matching credits on employee contributions made to a voluntary employee beneficiary association. On retirement, former employees may use these credits for the reimbursement of certain eligible medical expenses, including premiums required for coverage.

Defined Contribution Plans

HP offers various defined contribution plans for U.S. and non-U.S. employees. Total defined contribution expense for employees remaining with HP was $92 million in fiscal 2015, $93 million in fiscal 2014 and $98 million in fiscal 2013.

U.S. employees are automatically enrolled in the HP Inc., 401(k) Plan when they meet eligibility requirements, unless they decline participation. The quarterly employer matching contributions in the HP 401(k) Plan are 100% of an employee’s contributions, up to a maximum of 4% of eligible compensation.

Pension and Post-Retirement Benefit Expense

The components of HP’s pension and post-retirement benefit (credit) cost recognized in the Consolidated Statements of Earnings were as follows:

	For the fiscal years ended October 31
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	U.S. Defined Benefit Plans			Non-U.S. Defined Benefit Plans			Post-Retirement Benefit Plans
	In millions
Service cost	$1	$1	$1	$208	$234	$239	$5	$5	$6
Interest cost	556	554	545	289	454	404	28	32	31
Expected return on plan assets	(849)	(811)	(845)	(601)	(776)	(677)	(39)	(34)	(34)
Amortization and deferrals:
Actuarial loss (gain)	52	13	75	213	236	254	(11)	(10)	2
Prior service benefit	—	—	—	(15)	(21)	(24)	(19)	(41)	(67)

Net periodic benefit (credit) cost	(240)	(243)	(224)	94	127	196	(36)	(48)	(62)

Curtailment gain	—	—	—	—	(6)	(13)	—	—	(7)
Settlement (gain) loss	(79)	1	12	—	4	—	—	—	—
Special termination benefits	—	—	—	7	11	12	1	32	(5)

Total benefit (credit) cost	$(319)	$(242)	$(212)	$101	$136	$195	$(35)	$(16)	$(74)

Less: Plan expense (credit) allocated to Hewlett Packard Enterprise(1)	—	—	—	25	(6)	(114)	28	18	66

Total benefit (credit) cost from continuing operations	$(319)	$(242)	$(212)	$126	$130	$81	$(7)	$2	$(8)

Summary of total benefit (credit) cost:
Continuing operations	$(319)	$(242)	$(212)	$126	$130	$81	$(7)	$2	$(8)
Discontinued operations	236	17	17	105	125	285	(28)	(18)	(66)

Total benefit (credit) cost	$(83)	$(225)	$(195)	$231	$255	$366	$(35)	$(16)	$(74)

(1)	Plan expense (credit) allocation relates to the employees of HP covered under Hewlett Packard Enterprise plans or employees of Hewlett Packard Enterprise covered under HP plans.

Lump sum program

In January 2015, HP offered certain terminated vested participants of the Pension Plan the option of receiving their pension benefit in a one-time voluntary lump sum during a specified window. Approximately 50% of the eligible participants elected to receive their benefits and as a result the pension plan trust paid $826 million in lump sum payments to these participants in fiscal 2015. As a result of the lump sum program, pre-Separation HP recognized a settlement expense of approximately $114 million, of which a credit of $79 million pertains to continuing operations and an expense of $193 million pertains to discontinued operations. Additionally a remeasurement of the U.S. defined benefit plans was required, resulting in additional net periodic benefit cost of $45 million, of which $20 million pertains to continuing operations and $25 million pertains to discontinued operations for fiscal 2015 which offset the actuarial gain from the settlement and which was recognized in the Consolidated Statements of Earnings.

During fiscal 2015, certain events, primarily the Separation and settlement as a result of the lump sum program, required multiple pension plans to be remeasured during the year. Thus, the assumptions used to calculate the net benefit (credit) cost for the remaining portion of the fiscal year after remeasurement were re-determined based on the then current market conditions.

The weighted-average assumptions used to calculate the total periodic benefit (credit) cost represent the assumptions used for all defined benefit and post-retirement benefit plans with HP prior to the Separation. These assumptions were as follows:

	For the fiscal years ended October 31
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	U.S. Defined Benefit Plans			Non-U.S. Defined Benefit Plans			Post-Retirement Benefit Plans
Discount rate	4.4%	4.9%	4.1%	3.0%	3.9%	3.8%	3.6%	3.9%	3.0%
Expected increase in compensation levels	2.0%	2.0%	2.0%	2.4%	2.4%	2.4%	—	—	—
Expected long-term return on plan assets	7.2%	7.7%	7.8%	6.9%	7.0%	7.2%	9.0%	8.9%	9.0%

Funded Status

The funded status of the defined benefit and post-retirement benefit plans was as follows:

	As of October 31
	2015	2014	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Post-Retirement Benefit Plans
	In millions
Change in fair value of plan assets:
Fair value of assets beginning of year	$11,979	$10,866	$12,472	$11,307	$458	$396
Acquisition/addition of plans	(1)	—	9	8	—	—
Actual return on plan assets	506	1,648	547	1,482	45	83
Employer contributions	8	7	487	270	38	92
Participant contributions	—	—	48	61	57	54
Benefits paid	(301)	(538)	(297)	(398)	(124)	(167)
Settlement	(1,114)	(4)	(9)	(20)	—	—
Currency impact	—	—	(737)	(718)	—	—
Transfers from Hewlett Packard Enterprise (1)	—	—	—	480	—	—
Transfers to Hewlett Packard Enterprise (2)	—	—	(11,667)	—	(40)	—

Fair value of assets —end of year	$11,077	$11,979	$853	$12,472	$434	$458

Change in benefits obligation
Projected benefit obligation—beginning of year	$13,386	$11,538	$13,885	$12,095	$840	$867
Acquisition/addition of plans	(1)	—	4	8	—	—
Service cost	1	1	208	234	5	5
Interest cost	556	554	289	454	28	32
Participant contributions	—	—	48	61	57	54
Actuarial loss (gain)	(170)	1,835	48	1,758	(49)	22
Benefits paid	(301)	(538)	(297)	(398)	(126)	(167)
Plan amendments	—	—	(7)	—	—	—
Curtailment	—	—	—	(36)	—	—
Settlement	(1,114)	(4)	(9)	(20)	—	—
Special termination benefits	—	—	7	11	1	32
Currency impact	—	—	(825)	(783)	(9)	(5)
Transfers from Hewlett Packard Enterprise (1)	365	—	—	501	—	—
Transfers to Hewlett Packard Enterprise (2)	(13)	—	(12,269)	—	(150)	—

Projected benefit obligation—end of year	$12,709	$13,386	$1,082	$13,885	$597	$840

Funded status at end of year	$(1,632)	$(1,407)	$(229)	$(1,413)	$(163)	$(382)

Accumulated Benefit Obligation	$12,708	$13,385	$989	$13,371	—	—

(1)

In fiscal 2014, Hewlett Packard Enterprise’s plan in the Netherlands was merged into HP’s plan. In October 2015, Hewlett Packard Enterprise transferred to HP three unfunded non-qualified U.S. defined benefit plans.

(2)	In fiscal 2015, in connection with the Separation, HP transferred plan assets and liabilities from HP’s plans to established Hewlett Packard Enterprise plans.

The weighted-average assumptions used to calculate the projected benefit obligations for the fiscal year ended October 31, 2015 represent the assumptions used for the defined benefit and post-retirement benefit plans remaining with HP post-Separation and for the fiscal year ended October 31, 2014 represent the assumptions used for the defined benefit and post-retirement benefit plans with HP prior to the Separation. These assumptions were as follows:

	For the fiscal years ended October 31
	2015	2014	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Post-Retirement Benefit Plans
Discount rate	4.4%	4.4%	2.3%	3.2%	3.6%	3.6%
Expected increase in compensation levels	2.0%	2.0%	2.5%	2.5%	—	—

For the U.S. defined benefit plans, HP adopted a new mortality table in fiscal 2014 to better reflect expected lifetimes of its U.S. plan participants. The table used is based on a historical demographic study of the plans and increased the projected benefit obligation by approximately $870 million for the year ended October 31, 2014. The increase in the projected benefit obligation was recognized, in fiscal 2014, as a part of the net actuarial loss as included in the other comprehensive loss which is being amortized over the remaining estimated life of plan participants.

The net amounts of noncurrent assets and current and noncurrent liabilities for HP’s defined benefit and post-retirement benefit plans recognized on HP’s Consolidated Balance Sheet were as follows:

	As of October 31
	2015	2014	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Post-Retirement Benefit Plans
			In millions
Noncurrent assets	$—	$—	$37	$379	$—	$—
Current liabilities	(35)	(15)	(4)	(20)	(43)	(47)
Noncurrent liabilities	(1,597)	(1,392)	(262)	(1,772)	(120)	(335)

Funded status at end of year	$(1,632)	$(1,407)	$(229)	$(1,413)	$(163)	(382)

The following table summarizes the pre-tax net actuarial loss (gain) and prior service benefit recognized in Accumulated other comprehensive loss for the defined benefit and post-retirement benefit plans. The historical statements of comprehensive income have not been revised to reflect the effect of the Separation.

	As of October 31, 2015
	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	Post-Retirement Benefit Plans
		In millions
Net actuarial loss (gain)	$1,379	$5,161	$(173)
Prior service benefit	—	(242)	(99)

Total recognized in Accumulated other comprehensive loss	$1,379	$4,919	$(272)

The following table summarizes HP’s net actuarial loss (gain) and prior service benefit that are expected to be amortized from accumulated other comprehensive loss (income) and recognized as components of net periodic benefit cost (credit) from continuing operations during the next fiscal year.

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	Post-Retirement Benefit Plans
		In millions
Net actuarial loss (gain)	$55	$25	$(12)
Prior service benefit	—	(3)	(17)

Total expected to be recognized in net periodic benefit cost (credit)	$55	$22	$(29)

Defined benefit plans with projected benefit obligations exceeding the fair value of plan assets were as follows:

	As of October 31
	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans
	In millions
Aggregate fair value of plan assets	$11,077	$11,979	$418	$8,058
Aggregate projected benefit obligation	$12,709	$13,386	$684	$9,852

Defined benefit plans with accumulated benefit obligations exceeding the fair value of plan assets were as follows:

	As of October 31
	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans
	In millions
Aggregate fair value of plan assets	$11,077	$11,979	$409	$7,935
Aggregate accumulated benefit obligation	$12,708	$13,385	$609	$9,364

Fair Value of Plan Assets

The table below sets forth the fair value of plan assets by asset category within the fair value hierarchy as of October 31, 2015.

	As of October 31, 2015
	U.S. Defined Benefit Plans				Non-U.S. Defined Benefit Plans				Post-Retirement Benefit Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	In millions
Asset Category:
Equity securities
U.S.	$1,833	$47	$—	$1,880	$124	$11	$—	$135	$—	$1	$—	$1
Non-U.S.	1,322	13	—	1,335	135	86	15	236	—	—	—	—
Debt securities
Corporate	—	3,238	31	3,269	—	282	—	282	—	28	—	28
Government(1)	—	1,756	—	1,756	—	85	—	85	—	39	—	39
Alternative Investments
Private Equity(2)	—	—	1,170	1,170	—	—	2	2	—	—	253	253
Hybrids(3)	—	—	—	—	—	7	2	9	—	—	—	—
Hedge Funds(4)	—	388	260	648	3	6	4	13	—	—	—	—
Real Estate Funds	—	—	—	—	17	16	—	33	—	—	—	—
Insurance Group Annuity Contracts	—	—	—	—	—	(2)	4	2	—	—	—	—
Common Collective Trusts and 103-12 Investment Entities(5)	—	756	—	756	—	7	—	7	—	59	—	59
Registered Investment Companies(6)	38	176	—	214	—	1	—	1	52	3	—	55
Cash and Cash Equivalents(7)	38	203	—	241	33	—	—	33	4	3	—	7
Other(8)	(224)	32	—	(192)	7	1	7	15	(8)	—	—	(8)

Total	$3,007	$6,609	$1,461	$11,077	$319	$500	$34	$853	$48	$133	$253	$434

(1)	Includes debt issued by national, state and local governments and agencies.

(2)	Includes limited partnerships such as equity, buyout, venture capital, real estate and other similar funds that invest in the U.S. and internationally where foreign currencies are hedged.

(3)

Includes a fund that invests in both private and public equities primarily in the U.S. and the United Kingdom, as well as emerging markets across all sectors. The fund also holds fixed income and derivative instruments to hedge interest rate and inflation risk. In addition, the fund includes units in transferable securities, collective investment schemes, money market funds, cash and deposits.

(4)

Includes limited partnerships that invest both long and short primarily in common stocks and credit, relative value, event driven equity, distressed debt and macro strategies. Management of the hedge funds has the ability to shift investments from value to growth strategies, from small to large capitalization stocks and bonds, and from a net long position to a net short position.

(5)

Department of Labor 103-12 IE (Investment Entity) designation is for plan assets held by two or more unrelated employee benefit plans which includes limited partnerships and venture capital partnerships.

(6)	Includes publicly and privately traded Registered Investment Entities.

(7)	Includes cash and cash equivalents such as short-term marketable securities.

(8)

Includes primarily unsettled transactions, international insured contracts, and derivative instruments. Such unsettled transactions relate primarily to fixed income securities settled in the first quarter of fiscal 2016.

Changes in fair value measurements of Level 3 investments were as follows:

	For the fiscal year ended October 31, 2015
	U.S. Defined Benefit Plans					Non-U.S. Defined Benefit Plans								Post-Retirement Benefit Plans
	Debt Securities	Alternative Investments				Equity	Alternative Investments							Alternative Investments
	Corporate Debt	Private Equity	Hybrids	Hedge Funds	Total	Non U.S. Equities	Private Equity	Hybrids	Hedge Funds	Real Estate	Insurance Group Annuities	Other	Total	Private Equity	Hybrids	Total
	In millions
Beginning balance at October 31, 2014	$7	$1,284	$3	$263	$1,557	$80	$23	$43	$285	$207	$74	$2	$714	$271	$1	$272
Actual return on plan assets:
Relating to assets still held at the reporting date	—	(25)	—	(3)	(28)	(5)	—	(3)	(7)	(10)	(10)	2	(33)	(2)	—	(2)
Relating to assets sold during the period	—	145	(1)	—	144	—	2	(22)	—	—	—	—	(20)	46	—	46
Purchases, sales, and settlements (net)	24	(234)	(2)	—	(212)	—	3	—	12	(1)	(2)	—	12	(62)	(1)	(63)
Transfers in and/or out of Level 3	—	—	—	—	—	21	(7)	9	(84)	(173)	—	37	(197)	—	—	—
Transfers from (to) Hewlett Packard Enterprise	—	—	—	—	—	(81)	(19)	(25)	(202)	(23)	(58)	(34)	(442)	—	—	—

Ending balance at October 31, 2015	$31	$1,170	$—	$260	$1,461	$15	$2	$2	$4	$—	$4	$7	$34	$253	$—	$253

The table below sets forth the fair value of plan assets as of October 31, 2014 by asset category within the fair value hierarchy.

	As of October 31, 2014
	U.S. Defined Benefit Plans				Non-U.S. Defined Benefit Plans				Post-Retirement Benefit Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	In millions
Asset Category:
Equity securities
U.S.	$1,787	$—	$—	$1,787	$1,986	$30	$—	$2,016	$—	$—	$—	$—
Non-U.S.	1,268	—	—	1,268	2,788	742	80	3,610	—	—	—	—
Debt securities
Corporate	—	3,283	7	3,290	—	2,349	—	2,349	—	20	—	20
Government(1)	—	2,204	—	2,204	—	1,615	—	1,615	—	22	—	22
Alternative Investments
Private Equity(2)	—	—	1,284	1,284	—	2	23	25	—	—	271	271
Hybrids(3)	—	—	3	3	114	1,088	43	1,245	—	—	1	1
Hedge Funds(4)	—	346	263	609	—	26	285	311	—	—	—	—
Real Estate Funds	—	—	—	—	220	277	207	704	—	—	—	—
Insurance Group Annuity Contracts	—	—	—	—	—	44	74	118	—	—	—	—
Common Collective Trusts and 103-12 Investment Entities(5)	—	854	—	854	—	—	—	—	—	55	—	55
Registered Investment Companies(6)	68	314	—	382	—	—	—	—	86	1	—	87
Cash and Cash Equivalents(7)	161	66	—	227	348	1	—	349	—	6	—	6
Other(8)	(24)	95	—	71	28	100	2	130	(4)	—	—	(4)

Total	$3,260	$7,162	$1,557	$11,979	$5,484	$6,274	$714	$12,472	$82	$104	$272	$458

(1)	Includes debt issued by national, state and local governments and agencies.

(2)	Includes limited partnerships such as equity, buyout, venture capital, real estate and other similar funds that invest in the U.S. and internationally where foreign currencies are hedged.

(3)

Includes a fund that invests in both private and public equities primarily in the U.S. and the United Kingdom, as well as emerging markets across all sectors. The fund also holds fixed income and derivative instruments to hedge interest rate and inflation risk. In addition, the fund includes units in transferable securities, collective investment schemes, money market funds, cash and deposits.

(4)

Includes limited partnerships that invest both long and short primarily in common stocks and credit, relative value, event driven equity, distressed debt and macro strategies. Management of the hedge funds has the ability to shift investments from value to growth strategies, from small to large capitalization stocks and bonds, and from a net long position to a net short position.

(5)

Department of Labor 103-12 IE (Investment Entity) designation is for plan assets held by two or more unrelated employee benefit plans which includes limited partnerships and venture capital partnerships.

(6)	Includes publicly and privately traded Registered Investment Entities.

(7)	Includes cash and cash equivalents such as short-term marketable securities.

(8)	Includes international insured contracts, derivative instruments and unsettled transactions.

Changes in fair value measurements of Level 3 investments were as follows:

	For the fiscal year ended October 31, 2014
	U.S. Defined Benefit Plans					Non-U.S. Defined Benefit Plans							Post-Retirement Benefit Plans
	Debt Securities	Alternative Investments				Equity	Alternative Investments							Alternative Investments
	Corporate Debt	Private Equity	Hybrids	Hedge Funds	Total	Non U.S. Equities	Private Equity	Hybrids	Hedge Funds	Real Estate	Insurance Group Annuities	Other	Total	Private Equity	Hybrids	Total
								In millions
Beginning balance at October 31, 2013	$—	$1,250	$2	$113	$1,365	$77	$30	$—	$194	$159	$40	$2	$502	$234	$1	$235

Actual return on plan assets:
Relating to assets still held at the reporting date	—	92	1	10	103	3	2	—	14	21	(7)	—	33	51	—	51
Relating to assets sold during the period	—	169	—	—	169	—	2	—	(1)	—	—	—	1	21	—	21
Purchases, sales, and settlements (net)	7	(227)	—	140	(80)	—	(11)	43	72	11	(2)	—	113	(35)	—	(35)
Transfers in and/or out of Level 3	—	—	—	—	—	—	—	—	—	16	8	—	24	—	—	—
Transfer from (to) Hewlett Packard Enterprise	—	—	—	—	—	—	—	—	6	—	35	—	41	—	—	—

Ending balance at October 31, 2014	$7	$1,284	$3	$263	$1,557	$80	$23	$43	$285	$207	$74	$2	$714	$271	$1	$272

The following is a description of the valuation methodologies used to measure plan assets at fair value. There have been no changes in the methodologies used during the reporting period.

Investments in publicly-traded equity securities are valued using the closing price on the measurement date as reported on the stock exchange on which the individual securities are traded. For corporate, government and asset-backed debt securities, fair value is based on observable inputs of comparable market transactions. For corporate and government debt securities traded on active exchanges, fair value is based on observable quoted prices. The valuation of alternative investments, such as limited partnerships and joint ventures, may require significant management judgment. For alternative investments, valuation is based on net asset value (“NAV”) as reported by the Asset Manager and adjusted for cash flows, if necessary. In making such an assessment, a variety of factors are reviewed by management, including, but not limited to, the timeliness of NAV as reported by the asset manager and changes in general economic and market conditions subsequent to the last NAV reported by the asset manager. Depending on the amount of management judgment, the lack of near-term liquidity, and the absence of quoted market prices, these assets are classified in Level 2 or Level 3 of the fair value hierarchy. Further, depending on how quickly HP can redeem its hedge fund investments, and the extent of any adjustments to NAV, hedge funds are classified in either Level 2 or Level 3 of the fair value hierarchy. Common collective trusts, interests in 103-12 entities and registered investment companies are valued at NAV. The valuation for some of these assets requires judgment due to the absence of quoted market prices, and these assets are generally classified in Level 2 of the fair value hierarchy. Cash and cash equivalents includes money market funds, which are valued based on NAV. Other assets, including insurance group annuity contracts, were classified in the fair value hierarchy based on the lowest level input (e.g., quoted prices and observable inputs) that is significant to the fair value measure in its entirety.

Plan Asset Allocations

The weighted-average target and actual asset allocations across the benefit plans represented in the fair value tables above, at the respective measurement dates, were as follows:

	U.S. Defined Benefit Plans			Non-U.S. Defined Benefit Plans			Post-Retirement Benefit Plans
	2015 Target	Plan Assets		2015 Target	Plan Assets		2015 Target	Plan Assets
Asset Category	Allocation	2015	2014	Allocation	2015	2014	Allocation	2015	2014
Public equity securities		34.2%	31.3%		45.0%	47.6%		11.6%	10.2%
Private/other equity securities		16.4%	15.8%		1.3%	10.2%		58.3%	58.6%
Real estate and other		(1.7)%	0.6%		5.6%	6.7%		(1.9)%	—

Equity-related investments	53.5%	48.9%	47.7%	51.4%	51.9%	64.5%	66.1%	68.0%	68.8%
Debt securities	46.1%	47.5%	49.2%	48.0%	44.2%	32.7%	32.0%	27.3%	27.5%
Cash and cash equivalents	0.4%	3.6%	3.1%	0.6%	3.9%	2.8%	1.9%	4.7%	3.7%

Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Investment Policy

HP’s investment strategy is to seek a competitive rate of return relative to an appropriate level of risk depending on the funded status of each plan and the timing of expected benefit payments. The majority of the plans’ investment managers employ active investment management strategies with the goal of outperforming the broad markets in which they invest. Risk management practices include diversification across asset classes and investment styles and periodic rebalancing toward asset allocation targets. A number of the plans’ investment managers are authorized to utilize derivatives for investment or liability exposures, and HP may utilize derivatives to effect asset allocation changes or to hedge certain investment or liability exposures.

The target asset allocation selected for each U.S. plan reflects a risk/return profile HP believes is appropriate relative to each plan’s liability structure and return goals. HP conducts periodic asset-liability studies for U.S. plans in order to model various potential asset allocations in comparison to each plan’s forecasted liabilities and liquidity needs. HP invests a portion of the U.S. defined benefit plan assets and post-retirement benefit plan assets in private market securities such as private equity funds to provide diversification and a higher expected return on assets.

Outside the U.S., asset allocation decisions are typically made by an independent board of trustees for the specific plan. As in the U.S., investment objectives are designed to generate returns that will enable the plan to meet its future obligations. In some countries, local regulations may restrict asset allocations, typically leading to a higher percentage of investment in fixed income securities than would otherwise be deployed. HP reviews the investment strategy and provides a recommended list of investment managers for each country plan, with final decisions on asset allocation and investment managers made by the board of trustees for the specific plan.

Basis for Expected Long-Term Rate of Return on Plan Assets

The expected long-term rate of return on plan assets reflects the expected returns for each major asset class in which the plan invests and the weight of each asset class in the target mix. Expected asset returns reflect the current yield on government bonds, risk premiums for each asset class and expected real returns which considers each country’s specific inflation outlook. Because HP’s investment policy is to employ primarily active investment managers who seek to outperform the broader market, the expected returns are adjusted to reflect the expected additional returns net of fees.

Future Contributions and Funding Policy

In fiscal 2016, HP expects to contribute approximately $18 million to its non-U.S. pension plans, $36 million to cover benefit payments to U.S. non-qualified plan participants and $43 million to cover benefit claims for HP’s post-retirement benefit plans. HP’s policy is to fund its pension plans so that it makes at least the minimum contribution required by local government, funding and taxing authorities.

Estimated Future Benefits Payments

As of October 31, 2015, HP estimates that the future benefits payments for the retirement and post-retirement plans are as follows:

Fiscal year	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	Post-Retirement Benefit Plans
	In millions
2016	$879	$22	$82
2017	636	24	71
2018	645	26	58
2019	670	28	54
2020	705	29	51
Next five fiscal years to October 31, 2025	3,785	188	197